Stock-Based Compensation - Expense and Exercises (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Stock-based compensation expense, along with the related income tax benefit
Stock based compensation expense recognized	$ 17,829	$ 15,717	$ 14,393
Income tax benefit recognized	(6,764)	(5,967)	(5,469)
After-tax stock-based compensation expense	11,065	$ 9,750	$ 8,924
Other disclosures
Stock-based compensation expense unrecognized	$ 9,900
Period for recognition of unrecognized stock-based compensation expense	2 years 6 months
Number of shares available for future grants	48.1	50.1	53.2
Stock options
Other disclosures
Cash received from stock options exercised	$ 12,100	$ 10,500	$ 10,500
Tax benefit realized from stock options, aggregate	$ 51,600	$ 25,600	$ 28,400